Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions
Summary of related party expenses included in statements of operations and comprehensive loss

	Three Months Ended September 30,		Nine Months Ended September 30,
($ in thousands)	2020	2021	2020	2021
Expenses under MOU	125	—	375	—
License expenses	20	—	70	85
Other	4	2	17	83
Total	149	2	462	168

	Year Ended
	December 31,
($ in thousands)	2019	2020
Expenses under MOU	$422	$500
License expenses	110	92
Other	39	28
Total	$571	$620